Convertible Notes (Details) - Schedule of net carrying amount of the equity component	6 Months Ended
Sep. 30, 2022 USD ($)
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Notes – equity portion	$ 351,537
Amount allocated to conversion option [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Notes – equity portion	418,410
Issuance cost [Member]
Convertible Notes (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Notes – equity portion	$ (66,873)